Derivative Instruments and hedging activities (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
	Notional amount		Derivative assets			Derivative liabilities

			Statement of	Fair value at		Statement of	Fair value at
	At December 31,		condition	December 31,		condition	December 31,
(In thousands)	2012	2011	classification	2012	2011	classification	2012	2011
Derivatives designated as
hedging instruments:
Forward contracts	$281,000	$137,301	Other assets	$31	$6	Other liabilities	$521	$1,179
Total derivatives designated
as hedging instruments	$281,000	$137,301		$31	$6		$521	$1,179
Derivatives not designated
as hedging instruments:
Forward contracts	$53,100	$114,809	Trading account securities	$10	$1	Other liabilities	$18	$236
Interest rate swaps	766,668	1,351,386	Other assets	28,136	51,078	Other liabilities	31,008	56,963
Foreign currency forward contracts	143	1,006	Other assets	2	20	Other liabilities	1	14
Interest rate floors	-	22,664	Other assets	-	233	Other liabilities	-	233
Indexed options on deposits	86,389	73,224	Other assets	13,756	10,549	-	-	-
Bifurcated embedded options	83,620	82,154	-	-	-	Interest bearing deposits	11,037	8,075
Total derivatives not
designated as
hedging instruments:	$989,920	$1,645,243		$41,904	$61,881		$42,064	$65,521
Total derivative assets
and liabilities	$1,270,920	$1,782,544		$41,935	$61,887		$42,585	$66,700

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]
Year ended December 31, 2012
(In thousands)	Amount of net gain (loss) recognized in OCI on derivatives (effective portion)	Classification in the statement of operations of the net gain (loss) reclassified from AOCI into income (effective portion, ineffective portion, and amount excluded from effectiveness testing)	Amount of net gain (loss) reclassified from AOCI into income (effective portion)	Amount of net gain (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)
Forward contracts	$(13,509)	Trading account profit	$(14,119)	$(44)
Total	$(13,509)		$(14,119)	$(44)

Year ended December 31, 2011
(In thousands)	Amount of net gain (loss) recognized in OCI on derivatives (effective portion)	Classification in the statement of operations of the net gain (loss) reclassified from AOCI into income (effective portion, ineffective portion, and amount excluded from effectiveness testing)	Amount of net gain (loss) reclassified from AOCI into income (effective portion)	Amount of net gain (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)
Forward contracts	$(11,678)	Trading account profit	$(9,686)	$(116)
Total	$(11,678)		$(9,686)	$(116)

Year ended December 31, 2010
(In thousands)	Amount of net gain (loss) recognized in OCI on derivatives (effective portion)	Classification in the statement of operations of the net gain (loss) reclassified from AOCI into income (effective portion, ineffective portion, and amount excluded from effectiveness testing)	Amount of net gain (loss) reclassified from AOCI into income (effective portion)	Amount of net gain (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)
Forward contracts	$(6,697)	Trading account profit	$(6,433)	$-
Total	$(6,697)		$(6,433)	$-

Schedule of Derivative Instruments Included in Trading Activities [Table Text Block]
	Amount of Net Gain (Loss) Recognized in Income on Derivatives
		Year ended	Year ended	Year ended
	Classification of Net Gain (Loss)	December 31,	December 31,	December 31,
(In thousands)	Recognized in Income on Derivatives	2012	2011	2010
Forward contracts	Trading account profit	$(8,046)	$(32,517)	$(10,172)
Interest rate swaps	Other operating income	2,953	(1,382)	(910)
Foreign currency forward contracts	Other operating income	31	23	10
Foreign currency forward contracts	Interest expense	(5)	3	3
Indexed options on deposits	Interest expense	1,965	(20)	1,247
Bifurcated embedded options	Interest expense	(1,735)	920	408
Total		$(4,837)	$(32,973)	$(9,414)